Balances and transactions with related parties: Transactions (Details) - MXN ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 26, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related parties:
Revenue		$ 16,821,638	$ 15,410,241	$ 12,589,818
Technical assistance (Note 15.4)		(404,086)	(386,249)	(346,487)
Leasing			(5,232)
Other		(279,649)	(177,330)	(144,322)
Aerostar
Related parties:
Aerostar (joint venture)				69,202
Revenue	$ 1,170,888
Autobuses de Oriente
Related parties:
Revenue		14,349	14,455	11,770
Autobuses Golfo Pacfico
Related parties:
Revenue		7,290	7,014	6,382
Coordinados de Mxico de Oriente, S. A. de C. V.
Related parties:
Revenue		157	150	139
Related parties
Related parties:
Leasing		(5,340)	(5,232)	(5,019)
Cleaning services		$ (11,544)	$ (10,854)	(10,239)
Other				$ (598)